Revenue Recognition - Changes in Contract Liabilities (Details) - A Place For Rover INC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Balance	$ 751	$ 2,488	$ 2,585
Bookings and other	43,480
Revenue recognized	(36,064)	(45,585)	(92,063)
Balance	$ 8,167	$ 751	$ 2,488